Debt - Unsecured Notes and Term Loans Payable, Net - Additional Information (Details) $ in Millions		1 Months Ended		12 Months Ended
	Feb. 03, 2023	Feb. 28, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) Loan Agreement Options	Nov. 30, 2021 USD ($)	Nov. 30, 2020 USD ($)	Feb. 28, 2019 USD ($)	Mar. 31, 2018 USD ($)
Debt Instrument [Line Items]
Amount outstanding				$ 3,200.0
Unsecured Five Year Term Loan
Debt Instrument [Line Items]
Credit spread (as a percent)				0.95%
Unsecured Five Year Term Loan | Minimum
Debt Instrument [Line Items]
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Credit spread (as a percent)				0.75%
Unsecured Five Year Term Loan | Maximum
Debt Instrument [Line Items]
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Credit spread (as a percent)				1.60%
December 2023 Unsecured Term Loan | 10 Interest Rate Swap Agreements
Debt Instrument [Line Items]
Number of agreements | Agreement				10
December 2023 Unsecured Term Loan | 6 Interest Rate Swap Agreements
Debt Instrument [Line Items]
Number of agreements | Agreement				6
Tranche A-1 Term Loan
Debt Instrument [Line Items]
Stated interest rate (as a percent)				4.0263%
Tranche A-1 Term Loan | 10 Interest Rate Swap Agreements
Debt Instrument [Line Items]
Current notional amounts				$ 1,000.0
Fixed rate				4.0263%
Tranche A-2 Term Loan
Debt Instrument [Line Items]
Stated interest rate (as a percent)				4.8878%
Extension fee (as a percent)				0.075%
Number of extension options | Options				2
Extension option term				6 months
Tranche A-2 Term Loan | 6 Interest Rate Swap Agreements
Debt Instrument [Line Items]
Current notional amounts				$ 650.0
Fixed rate				4.8878%
Unsecured Term Loan
Debt Instrument [Line Items]
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Credit spread (as a percent)				0.95%
Unsecured Term Loan | Merger Agreement
Debt Instrument [Line Items]
Amount outstanding				$ 82.0
Public notes
Debt Instrument [Line Items]
Number of facilities | Loan				4
Initial term				10 years
Principal amount					$ 375.0	$ 350.0	$ 350.0	$ 350.0
Senior Unsecured Notes
Debt Instrument [Line Items]
Number of loans | Loan				3
Contingent periodic interest rate increase for failure to maintain investment grade credit rating				1.00%
Prepayment applied to principal plus make-whole amount (as a percent)				100.00%
Principal amount				$ 375.0
Senior Unsecured Notes | Minimum
Debt Instrument [Line Items]
Prepayment threshold (as a percent)				5.00%
Senior Unsecured Notes | Notes Issued March 2018 99.515 Percent Of Par
Debt Instrument [Line Items]
Stated interest rate (as a percent)								4.50%
Senior Unsecured Notes | Notes Issued February 2019 99.260 Percent Of Par
Debt Instrument [Line Items]
Stated interest rate (as a percent)							4.625%
Senior Unsecured Notes | Notes Issued November 2020 99.558 Percent Of Par
Debt Instrument [Line Items]
Stated interest rate (as a percent)						2.75%
Senior Unsecured Notes | Notes Issued November 2021 99.877 Percent Of Par
Debt Instrument [Line Items]
Stated interest rate (as a percent)					2.70%
2025 Notes
Debt Instrument [Line Items]
Initial term			5 years
Stated interest rate (as a percent)			5.40%
Note issue price (as a percent)			99.935%
Principal amount			$ 350.0
2026 Notes
Debt Instrument [Line Items]
Initial term		5 years
2026 Notes | Subsequent Events
Debt Instrument [Line Items]
Stated interest rate (as a percent)		4.95%
Note issue price (as a percent)		99.952%
Principal amount		$ 450.0
Line of Credit | Tranche A-1 Term Loan
Debt Instrument [Line Items]
Unsecured loan facility				$ 1,000.0
Line of Credit | Tranche A-2 Term Loan
Debt Instrument [Line Items]
Unsecured loan facility				$ 650.0